Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 12 - TAXES ON INCOME

A.	The Company is subject to income taxes under Israeli tax laws:

1.	The Israeli corporate tax rate was 23% in 2023, 2022 and 2021.

2.	As of December 31, 2023, the Company generated net operating losses of approximately $54,237, which may be carried forward and offset against taxable income in the future for an indefinite period.

3.	The Company is still in its development stage and has not yet generated revenues. Therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the foreseeable future. Therefore, a valuation allowance was recorded to cover the entire balance of the deferred tax assets.

	December 31,
Deferred tax assets:	2023	2022

Deferred taxes due to carryforward losses	$12,474	$9,843

Valuation allowance	(12,474)	(9,843)
Income tax expenses	--	--

4.	The Company has no uncertain tax positions and foreign sources of income.